FAIR VALUE (Tables)	12 Months Ended
Dec. 25, 2021
Assets measured at fair value

	December 25, 2021				December 26, 2020
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$19	$9,392	$—	$9,411	$19	$4,643	$—	$4,662
Fixed income funds	1,668	16,910	—	18,578	246	16,224	—	16,470
Treasury securities	342	—	—	342	—	—	—	—
Equity securities	20,163	—	—	20,163	12,602	—	—	12,602
Alternative investments	—	—	3,785	3,785	—	—	2,040	2,040
Mutual funds:
Domestic stock funds	10,910	—	—	10,910	8,088	—	—	8,088
International stock funds	1,687	—	—	1,687	1,440	—	—	1,440
Target funds	23	—	—	23	114	—	—	114
Bond funds	146	—	—	146	147	—	—	147
Alternative funds	483	—	—	483	482	—	—	482
Total mutual funds	13,249	—	—	13,249	10,271	—	—	10,271
Total	$35,441	$26,302	$3,785	$65,528	$23,138	$20,867	$2,040	$46,045
Assets at fair value	$35,441	$26,302	$3,785	$65,528	$23,138	$20,867	$2,040	$46,045

Available for sale investment portfolio

	December 25, 2021			December 26, 2020
		Unrealized			Unrealized
	Cost	Gain	Fair Value	Cost	Gain	Fair Value
Fixed Income	$18,169	$409	$18,578	$15,325	$1,145	$16,470
Treasury Securities	342	—	342	—	—	—
Equity	15,196	4,967	20,163	9,787	2,815	12,602
Mutual Funds	9,222	3,325	12,547	8,235	1,430	9,665
Alternative Investments	3,003	782	3,785	1,904	136	2,040
Total	$45,932	$9,483	$55,415	$35,251	$5,526	$40,777